OTHER BORROWED FUNDS (Details)	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 EUR (€)	Dec. 31, 2010 EUR (€)
Short Term Borrowings Details [Abstract]
Other borrowed funds, facilities with a maturity of one year or less.	$ 1,598,135,000	€ 310,784,000	€ 1,111,663,000
Finansbank's EURO dual tranche term loan facility (signed on December 2, 2010), with one year maturity.			352,000,000
Finansbank's USD dual tranche term loan facility (signed on December 2, 2010), with one year maturity.	$ 333,000,000
The weighted average interest rate of other borrowed funds.	2.29%	4.31%